Note 11 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of reconciliation of average effective tax expenses and applicable tax expenses [text block]
	2017	2016	2015
Loss before income taxes	($114,811,428)	($57,365,525)	($75,740,723)
Statutory income tax rate	26.8%	26.9%	26.9%
Computed income tax recovery	(30,769,463)	(15,431,326)	(20,374,255)

Adjustment in income taxes resulting from:
Unrecorded potential tax benefits	9,434,421	5,165,985	5,654,937
Decrease in deferred tax assets resulting from a reduction in tax rate	106,805	217,675	-
Income taxable at a different foreign tax rate	115,247	43,494	40,602
Accounting charges not deducted for tax and other	21,756,755	10,150,626	14,834,936
Income tax expense	$643,765	$146,454	$156,220

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
	2017	2016	2015
Deferred tax assets
Net operating loss carryforwards	$21,923,593	$12,938,264	$8,020,146
Unused research and development expenditures	1,807,596	1,178,910	958,240
Financing costs	2,470,787	17,201	108,847
Costs relating to patents and others	139,380	118,564	96,524
Property and equipment	258,423	174,725	64,272
	26,599,779	14,427,664	9,248,029
Deferred tax liabilities
Property and equipment	-	(3,209)	(1,857)
Net deferred income tax assets	26,599,779	14,424,455	9,246,172
Unrecorded deferred income tax assets	(26,599,779)	(14,424,455)	(9,246,172)
	-	-	-

Disclosure of loss carryforwards, unclaimed deductions and credits available for carryforwards [text block]
	Provincial	Federal
Research and development expenditures, without time limitation	7,399,759	6,377,490

Losses carried forward, expiring

2029	39,492	39,508
2030	153,102	153,353
2031	88,677	89,381
2032	77,368	92,095
2033	2,631,911	2,722,029
2034	7,902,544	8,103,485
2035	18,705,985	18,980,654
2036	18,711,295	19,046,349
2037	33,818,044	33,975,050
	82,128,148	83,201,904

Unused tax credits, expiring

2033		76,818
2034		260,594
2035		203,856
2036		154,272
2037		354,158
		1,049,698
US Federal
Orphan drug tax credits, expiring
2037	626,636